Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Vessel Segment Customer	Dec. 31, 2024 USD ($) Customer Vessel	Dec. 31, 2023 USD ($) Vessel Customer
Operating Segments [Abstract]
Number of operating segments | Segment	1
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	22	24	24
Shipping revenues	$ 497,197	$ 567,835	$ 556,075
Number of major customers | Customer	5	5	5
Time Charters [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	10	7	5
Spot Market [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	12	17	19
Major Customer [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 361,585	$ 348,836	$ 340,480
Percentage of aggregate revenue	73.00%	61.00%	61.00%
Customer One [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 113,223	$ 113,134	$ 87,379
Customer Two [Member]
Information About Major Customers [Abstract]
Shipping revenues	83,146	98,634	84,493
Customer Three [Member]
Information About Major Customers [Abstract]
Shipping revenues	65,490	72,462	71,291
Customer Four [Member]
Information About Major Customers [Abstract]
Shipping revenues	53,494	40,368	57,641
Customer Five [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 46,232	$ 24,237	$ 39,676